Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property and equipment
The movements of property and equipment for the year are as follows:

	Leasehold interests in land	Land improvements	Buildings and building improvements	Leasehold improvements	Vehicles	Ferries	Furniture, fittings & equipment	Construction-in-progress	Total
	(US$ in millions)
Cost
At January 1, 2020	$675	$399	$9,377	$7	$63	$252	$2,082	$494	$13,349
Additions	1	—	9	2	29	—	47	1,024	1,112
Adjustments to project costs	(2)	(7)	4	—	—	—	(2)	—	(7)
Disposals	—	(24)	(127)	(2)	(26)	—	(58)	(2)	(239)
Transfers(i)	—	2	583	—	—	—	156	(743)	(2)
Exchange difference	—	2	44	—	—	—	10	1	57
At December 31, 2020	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270

Accumulated depreciation and impairment
At January 1, 2020	$(135)	$(156)	$(3,042)	$(6)	$(27)	$(207)	$(1,415)	$—	$(4,988)
Depreciation	(13)	(6)	(404)	(1)	(11)	(5)	(174)	—	(614)
Disposals	—	22	95	2	12	—	55	—	186
Exchange difference	—	(1)	(14)	—	—	—	(7)	—	(22)
At December 31, 2020	$(148)	$(141)	$(3,365)	$(5)	$(26)	$(212)	$(1,541)	$—	$(5,438)

Carrying amount
At December 31, 2020	$526	$231	$6,525	$2	$40	$40	$694	$774	$8,832

Cost
At January 1, 2021	$674	$372	$9,890	$7	$66	$252	$2,235	$774	$14,270
Additions	—	—	2	—	2	—	27	485	516
Adjustments to project costs	—	—	(9)	—	(2)	—	(8)	—	(19)
Disposals	—	—	(44)	—	—	—	(35)	(4)	(83)
Transfers(i)	—	—	859	—	—	—	128	(1,116)	(129)
Exchange difference	—	(2)	(64)	—	—	—	(13)	(1)	(80)
At December 31, 2021	$674	$370	$10,634	$7	$66	$252	$2,334	$138	$14,475

Accumulated depreciation and impairment
At January 1, 2021	$(148)	$(141)	$(3,365)	$(5)	$(26)	$(212)	$(1,541)	$—	$(5,438)
Depreciation	(13)	(4)	(439)	(1)	(11)	(5)	(189)	—	(662)
Disposals	—	—	38	—	—	—	34	—	72
Exchange difference	—	—	21	—	—	—	9	—	30
At December 31, 2021	$(161)	$(145)	$(3,745)	$(6)	$(37)	$(217)	$(1,687)	$—	$(5,998)

Carrying amount
At December 31, 2021	$513	$225	$6,889	$1	$29	$35	$647	$138	$8,477

(i)    During the years ended December 31, 2020 and 2021, the net transfers to investment properties were US$2 million and US$129 million, respectively.